Average Annual Total Returns - FidelityStrategicDividendIncomeFund-RetailPRO - FidelityStrategicDividendIncomeFund-RetailPRO - Fidelity Strategic Dividend & Income Fund	Jan. 29, 2024
Fidelity Strategic Dividend & Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	9.43%
Past 5 years	9.86%
Past 10 years	8.03%
Fidelity Strategic Dividend & Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.45%
Past 5 years	8.09%
Past 10 years	6.19%
Fidelity Strategic Dividend & Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.06%
Past 5 years	7.47%
Past 10 years	5.97%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0611
Average Annual Return:
Past 1 year	9.60%
Past 5 years	8.59%
Past 10 years	8.39%